Cover	Sep. 02, 2025
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Sep. 02, 2025
Entity Registrant Name	Energy Vault Holdings, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39982
Entity Tax Identification Number	85-3230987
Entity Address, Address Line One	4165 East Thousand Oaks Blvd.
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Westlake Village
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91362
City Area Code	805
Local Phone Number	852-0000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	NRGV
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001828536
Amendment Flag	false